EMPLOYEE BENEFITS (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Employee benefits [Abstract]
Non-current employee benefits	R 10.1	R 37.4
Liability for long term incentive scheme	0.0	28.4
Liability for post-retirement medical benefits	10.1	9.0
Current employee benefits	227.6	22.6
Liability for long term incentive scheme	227.6	22.6
Total employee benefits	R 237.7	R 60.0